Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:
	December 31,
	2024	2023
Medicines, consumables and reagents for clinical and laboratory analyses	$80,813	$126,264
	$80,813	$126,264